INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS
7.	INTANGIBLE ASSETS

Intangible assets and their related accumulated amortization as of the respective balance sheet dates were as follows:

	As of December 31, 2013
	Gross Carrying Value	Accumulated Amortization	Impairment	Deconsolidation of a subsidiary	Net Carrying Value	Net Carrying Value
	RMB	RMB	RMB	RMB	RMB	US$

Online game product development costs	29,482,070	(28,016,198)	—	—	1,465,872	242,145
Software	111,058,276	(79,327,481)	—	(8,873,233)	22,857,562	3,775,800
License fee	39,292,697	(8,053,478)	(20,100,000)	—	11,139,219	1,840,068

Intangible assets, net	179,833,043	(115,397,157)	(20,100,000)	(8,873,233)	35,462,653	5,858,013

	As of December 31, 2012
	Gross Carrying Value	Accumulated Amortization	Impairment	Deconsolidation of a subsidiary	Net Carrying Value
	RMB	RMB	RMB	RMB	RMB

Online game product development costs	41,449,773	(24,112,434)	(11,967,703)	—	5,369,636
Software	92,297,129	(63,768,558)	(1,098,354)	—	27,430,217

Intangible assets, net	133,746,902	(87,880,992)	(13,066,057)	—	32,799,853

Amortization expenses for the years ended December 31, 2011, 2012 and 2013 were RMB17,868,863, RMB13,901,987 and RMB25,244,143 (US$4,170,036), respectively.

During the year ended December 31, 2013, the Group recorded an impairment charge of approximately RMB20,100,000 (US$3,320,283) for the underperformance of a licensed online game. The impairment charge was recorded a cost of service. There were no indicators of impairment noted on the other intangible assets during the year ended December 31, 2013. The fair value measurement of the licensed online game was based on significant inputs that were not observable in the market and thus represented a Level 3 measurement as defined in ASC 820. Income Approach was adopted by management to evaluate the fair value. The fair value estimate was based on (i) a discount rate of 21.0%, (ii) projection period based on the remaining license period, and (iii) estimated Contributory Asset Charges (“CAC”) of the licensed game.

During the year ended December 31, 2012, the Group recorded an impairment charge of approximately RMB13,066,057, relating to the abandonment of certain prelaunch projects and one previously launched game that was underperforming. This amount was recorded within research and product development expense. There were no indicators of impairment noted related to the other intangible assets during the year ended December 31, 2012. There were no indicators of impairment noted related to the intangible assets during the year ended December 31, 2011.

The estimated annual amortization expense for each of the five succeeding fiscal years is as follows:

	Amortization
	RMB	US$
For the years ending December 31,
2014	14,931,516	2,466,511
2015	11,926,432	1,970,106
2016	3,933,098	649,701
2017	1,975,629	326,351
2018	1,867,213	308,442